Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2022
Document Effective Date	Jun. 27, 2022
Prospectus Date	Jun. 27, 2022
Schwab Fundamental U.S. Broad Market Index ETF | Schwab Fundamental U.S. Broad Market Index ETF
Prospectus:
Trading Symbol	FNDB
Schwab Fundamental U.S. Large Company Index ETF | Schwab Fundamental U.S. Large Company Index ETF
Prospectus:
Trading Symbol	FNDX
Schwab Fundamental U.S. Small Company Index ETF | Schwab Fundamental U.S. Small Company Index ETF
Prospectus:
Trading Symbol	FNDA
Schwab Fundamental International Large Company Index ETF | Schwab Fundamental International Large Company Index ETF
Prospectus:
Trading Symbol	FNDF
Schwab Fundamental International Small Company Index ETF | Schwab Fundamental International Small Company Index ETF
Prospectus:
Trading Symbol	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF | Schwab Fundamental Emerging Markets Large Company Index ETF
Prospectus:
Trading Symbol	FNDE
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus:
Trading Symbol	SCHH